Pay vs Performance Disclosure - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (12,910,093)	$ (28,842)	$ (19,846,008)	$ (232,565)	$ (332,119)	$ (6,548,095)